INTANGIBLE ASSETS, NET AND GOODWILL	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS, NET AND GOODWILL

NOTE 7 - INTANGIBLE ASSETS, NET AND GOODWILL:

	Capitalization of development costs	Purchased license	Core Technology License	Total

COST
As of January 1, 2024	5,342	819	10,449	16,610
Capitalized development cost	169	-	-	169
Currency translation adjustments	(245)	(37)	-	(282)
As of December 31, 2024	5,266	782	10,449	16,497

Accumulated amortization
As of January 1, 2024	124	-	-	124
Amortization	694	75	1,306	2,075
Impairment	2,197	-	-	2,197
Currency translation adjustments	(227)	-	-	(227)
As of December 31, 2024	2788	75	1,306	4,169

Net book value as of December 31, 2024	2,478	707	9,143	12,328

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)

NOTE 7 - INTANGIBLE ASSETS, NET AND GOODWILL (CONT.):

	Capitalization of development cost	Purchased license	Core Technology License	Total

COST
As of January 1, 2023	4,372	655	-	5,027
Capitalized development cost	977	157	10,449	11,583
Currency translation adjustments	(7)	7	-	-
As of December 31, 2023	5,342	819	10,449	16,610

Accumulated amortization
As of January 1, 2023	127	-	-	127
Currency translation adjustments	(3)	-	-	(3)
As of December 31, 2023	124	-	-	124

Net book value as of December 31, 2023	5,218	819	10,449	16,486

Intangible assets as of December 31, 2024 and 2023 consist of capitalized development costs of the Group’s technology, the cost of the exclusive license intellectual property and core technology license raised from the TrueGold business combination that reflects the existence of underlying technology that has value through its continued use or re-use in many products or many generations of a singular product (that is, a product family). See also note 3. The capitalized development costs and purchased license are amortized in accordance with its useful life of 5.5 years. The Core Technology License is amortized in accordance with its useful life of 4 years.

Goodwill and impairment

The Group is required to test, on an annual basis, whether goodwill has suffered any impairment. The recoverable amount is determined based on value in use calculations. The use of this method requires an estimation of future cash flows and the determination of a discount rate in order to calculate the present value of the cash flows.

During the year, the Group did not meet its revenue forecast. This had an adverse impact on the projected value in use of the operation and consequently resulted in an impairment to goodwill of $6,813. The (pre-tax) discount rate used to measure the CGU’s value in use was 29.6%.

The carrying amount of goodwill is $26,144 as of December 31, 2024.

The recoverable amount has been determined from value in use calculations based on cash flow projections from Company approved budgets.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands)